Schedule of Deferred Tax Assets and Liabilities (Details) (USD $)	12 Months Ended
Dec. 31, 2013
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 1	$ 498,459
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 2	2,297,617
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 3	347,264
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 4	540,384
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 5	(742,696)
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 6	(1,263,423)
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 7	103,027
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 8	$ 1,574,578